Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
The components of the income tax provision (benefit) consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
(Benefit from) provision for income taxes:
Current tax expense (benefit)
Federal	$(105)	$(212)	$—
State	116	101	214
Foreign	28	9	62

Total current tax expense (benefit)	39	(102)	276

Deferred tax expense (benefit)
Federal	105	212	(6,401)
State	—	—	(900)
Foreign	6	(26)	—

Total deferred tax expense (benefit)	111	186	(7,301)

Total income tax expense (benefit)	$150	$84	$(7,025)

As of December 31, 2019, the Company had available for the reduction of future years’ federal taxable income, net operating loss carry-forwards of approximately $173,843. Of these carry-forwards, $114,467 will expire from the year ended December 31, 2020 through 2037 and $59,376 can be carried forward indefinitely. The Company had state net operating loss carry-forwards of approximately $73,278 expiring from the year ended December 31, 2020 through 2039. At December 31, 2019, the Company had available for the reduction of future years’ federal taxable income, research and development credits of approximately $919 expiring between December 31, 2020 and December 31, 2038.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31,
	2019	2018
Net operating loss carryforwards
Federal	$36,511	$34,707
State	4,075	3,208
Foreign	21	26
Other	11,858	12,219
Stock-based compensation	633	29
Fresh start and intangible assets acquired	1,280	(2,765)

Net deferred tax assets before valuation allowance	54,378	47,424
Valuation allowance	(54,251)	(47,186)

Net deferred tax assets	$127	$238

As of December 31, 2019 and 2018, the Company recorded a valuation allowance of $54,251 and $47,186, respectively. In 2019, the valuation allowance increased by $7,065 primarily due to the federal and state net operating losses generated in 2019, which require a full valuation allowance. Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income.
As of December 31, 2019, the Company recorded a net deferred tax asset of $106 relating to AMT credits which are refundable under the Tax Act beginning with the 2018 tax return. This deferred tax asset will be realized, regardless of future taxable income, and thus no valuation allowance has been provided against this asset. As of December 31, 2019, fifty percent (50%) of the remaining AMT deferred tax asset was reclassified to prepaid expenses and other current assets, which represents the amount of refundable AMT credit the Company will claim with the 2019 tax return. Additionally, the Company’s subsidiary in Switzerland is carrying a deferred tax asset of approximately $21 relating to a net operating loss carryover that is expected to be benefited in the next couple of years.
The Company has not recorded withholding taxes on the undistributed earnings of its Swiss subsidiary because it is the Company’s intent to reinvest such earnings indefinitely.
Ownership changes, as defined in the Internal Revenue Code, may limit the amount of net operating losses and research and development tax credit carryforwards that can be utilized annually to offset future taxable income. Subsequent ownership changes could further affect the limitation in future years.

The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and the reported consolidated income tax benefit (expense) are summarized as follows:

	December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Tax reform act	—%	—%	(134.4)%
Federal valuation allowance	(17.6)%	(18.4)%	147.5%
State valuation allowance	(3.9)%	(3.9)%	3.0%
State and local income taxes	3.5%	3.5%	2.3%
Nondeductible expenses	(1.4)%	(2.3)%	(6.8)%
Noncontrolling interest	—%	—%	2.2%
Uncertain tax position reserves	(0.1)%	(0.1)%	(0.5)%
Research and development credits	(1.9)%	—%	—%

Effective income tax rate	(0.4)%	(0.2)%	48.3%

The Company recognizes the tax benefit from an uncertain tax position only if it is more-likely-than-not
that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The amount of unrecognized tax benefits is $3,192, $3,722 and $3,801 as of December 31, 2019, 2018 and 2017, respectively, which have been subject to a full valuation allowance. The net decrease primarily relates to the expiration of the carryforward period for certain Federal R&D credits previously included as an unrecognized tax benefit.
A tabular roll forward of the Company’s uncertainties in its income tax provision liability is presented below:

	Year Ended December 31,
	2019	2018	2017
Gross balance at beginning of year	$3,286	$3,486	$3,663
Additions based on tax positions related to the current period	133	157	231
Reductions for tax positions of prior years	(801)	(357)	(408)

Gross balance at end of year	$2,618	$3,286	$3,486

The Company files income tax returns in the U.S. federal and state jurisdictions and Switzerland. With limited exceptions, the Company is no longer subject to federal, state, local or foreign examinations for years prior to December 31, 2015. However, carryforward attributes that were generated prior to December 31, 2015 may still be adjusted upon examination by state or local tax authorities if they either have been or will be used in a future period.
The Company recognizes interest and penalty related expenses in tax expenses. There was $269 and $209 of interest recorded for uncertain tax positions for the years ended December 31, 2019 and 2018, respectively, which was classified in accrued expenses in the consolidated balance sheets. These amounts are not reflected in the reconciliation above.